Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Sales	$ 1,643,939	$ 1,650,034	$ 2,597,916
Raw materials	(855,822)	(907,937)	(960,868)
Energy consumption for production	(171,308)	28,651	(324,218)
Other operating income	84,378	100,992	147,356
Staff costs	(279,864)	(305,859)	(314,810)
Other operating expense	(265,182)	(270,090)	(346,252)
Depreciation and amortization charges	(75,463)	(73,532)	(81,559)
Impairment loss (gain)	(43,052)	(25,290)	(56,999)
Other (loss) gain	555	(29)	(19)
Operating profit	38,181	196,940	660,547
Operating segments | North America Silicon Metal
Profit (loss) [abstract]
Sales	386,429	505,472	671,290
Raw materials	(196,522)	(240,482)	(218,880)
Energy consumption for production	(71,025)	(72,680)	(86,665)
Other operating income	10,987	6,605	6,464
Staff costs	(57,992)	(67,160)	(61,378)
Other operating expense	(34,497)	(44,304)	(33,708)
Depreciation and amortization charges	(25,632)	(32,313)	(33,708)
Impairment loss (gain)	(17,962)	(21,008)
Other (loss) gain	(892)	(71)	(522)
Operating profit	(7,106)	34,059	242,893
Operating segments | North America Silicon Alloys
Profit (loss) [abstract]
Sales	279,806	283,180	339,414
Raw materials	(134,153)	(137,307)	(52,743)
Energy consumption for production	(29,051)	(27,886)	(15,747)
Other operating income	134	3,896	122
Staff costs	(43,342)	(37,744)	(41,923)
Other operating expense	(29,340)	(26,840)	(37,859)
Depreciation and amortization charges	(17,209)	(15,183)	(15,135)
Other (loss) gain	(43)	(115)	(126)
Operating profit	26,802	42,001	176,003
Operating segments | Europe Manganese
Profit (loss) [abstract]
Sales	367,498	277,508	701,140
Raw materials	(230,727)	(226,463)	(458,441)
Energy consumption for production	(21,924)	42,624	(82,593)
Other operating income	24,902	36,628	42,882
Staff costs	(31,355)	(28,326)	(28,996)
Other operating expense	(77,607)	(69,897)	(111,741)
Depreciation and amortization charges	(6,550)	(7,835)	(13,005)
Impairment loss (gain)	(2,629)	(1,571)	(33,222)
Other (loss) gain		1	(178)
Operating profit	21,608	22,669	15,846
Operating segments | Europe Silicon Metals
Profit (loss) [abstract]
Sales	393,278	307,230	536,753
Raw materials	(210,391)	(206,727)	(158,084)
Energy consumption for production	4,373	103,423	(83,852)
Other operating income	46,241	40,321	76,255
Staff costs	(71,647)	(79,114)	(81,175)
Other operating expense	(84,209)	(71,632)	(99,513)
Depreciation and amortization charges	(11,458)	(6,325)	(4,605)
Other (loss) gain	155	79	230
Operating profit	66,342	87,255	186,009
Operating segments | Europe Silicon Alloys
Profit (loss) [abstract]
Sales	181,702	216,465	259,419
Raw materials	(147,642)	(160,780)	(130,500)
Energy consumption for production	7,699	52,371	(9,187)
Other operating income	5,967	21,149	23,622
Staff costs	(23,613)	(42,069)	(50,467)
Other operating expense	(24,284)	(44,132)	(33,265)
Depreciation and amortization charges	(3,692)	(3,005)	(8,086)
Impairment loss (gain)	(3,646)	(3,619)	(26,028)
Other (loss) gain	68	47	82
Operating profit	(7,441)	36,427	25,590
Operating segments | South Africa Silicon Metals
Profit (loss) [abstract]
Sales	67,944	50,071	17,337
Raw materials	(37,452)	(16,401)	(9,105)
Energy consumption for production	(22,786)	(27,602)	(165)
Other operating income	65	594	156
Staff costs	(6,270)	(5,007)	(1,736)
Other operating expense	(7,502)	(11,223)	(2,649)
Depreciation and amortization charges	(2,863)	(1,840)	(748)
Impairment loss (gain)	(12,953)	478	5,357
Operating profit	(21,817)	(10,930)	8,447
Operating segments | South Africa Silicon Alloys
Profit (loss) [abstract]
Sales	91,021	109,684	122,262
Raw materials	(41,599)	(45,491)	(31,839)
Energy consumption for production	(34,820)	(36,710)	(33,534)
Other operating income	83	(142)	66
Staff costs	(9,978)	(10,412)	(11,652)
Other operating expense	(5,394)	(10,718)	(13,193)
Depreciation and amortization charges	(4,622)	(4,056)	(5,278)
Impairment loss (gain)			2,408
Other (loss) gain	(6)
Operating profit	(5,315)	2,155	29,240
Operating segments | Other segments
Profit (loss) [abstract]
Sales	43,001	54,921	81,560
Raw materials	(25,133)	(30,391)	(34,284)
Energy consumption for production	(3,774)	(4,889)	(12,475)
Other operating income	44,978	50,655	59,840
Staff costs	(35,667)	(36,027)	(37,483)
Other operating expense	(50,271)	(48,309)	(74,626)
Depreciation and amortization charges	(3,437)	(2,975)	(994)
Impairment loss (gain)	(5,862)	430	(5,514)
Other (loss) gain	1,273	30	495
Operating profit	(34,892)	(16,555)	(23,481)
Adjustments/Eliminations
Profit (loss) [abstract]
Sales	(166,740)	(154,497)	(131,259)
Raw materials	167,797	156,105	133,008
Other operating income	(48,979)	(58,714)	(62,051)
Other Operating Expense Adjustment	$ 47,922	56,965	$ 60,302
Operating profit		$ (141)